Schedule of inventories (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Inventory Disclosure [Abstract]
Parts	$ 15,061	$ 19,184	$ 53,021
Partial finished goods	100,112	127,515	94,391
Finished goods	313,734	399,610	162,595
Total inventories	428,907	546,309	310,007
Provision of stock obsolescence	(2,039)	(2,597)
Inventories, net	$ 426,868	$ 543,712	$ 310,007